Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract

The respective maximum amount of accounts receivables sales and the amount of sold accounts receivables before maturity by contract are as follows:

(In millions of USD and KRW)
Classification	Financial institutions	Maximum			Not yet due
		Contractual amount		KRW equivalent	Contractual amount	KRW equivalent
Controlling Company	Shinhan Bank	KRW	90,000	90,000	—	—
	Sumitomo Mitsui Banking Corporation	USD	20	21,428	—	—
	Bank of Tokyo-Mitsubishi UFJ	USD	70	74,998	—	—
	BNP Paribas	USD	150	160,710	—	—

		USD	240		—	—
		KRW	90,000	347,136	—	—

Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	300	321,420	—	—

LG Display Taiwan Co., Ltd.	BNP Paribas	USD	82	87,855	—	—
	Hongkong & Shanghai Banking Corp.	USD	60	64,284	—	—
	Taishin International Bank	USD	280	299,992	—	—

LG Display Germany GmbH	Citibank	USD	160	171,424	—	—
	BNP Paribas	USD	75	80,355	—	—

LG Display America, Inc.	Hongkong & Shanghai Banking Corp.	USD	400	428,560	—	—
	Standard Chartered Bank	USD	400	428,560	—	—
	Sumitomo Mitsui Banking Corporation	USD	250	267,850	—	—

LG Display Japan Co., Ltd.	Sumitomo Mitsui Banking Corporation	USD	90	96,426	—	—

LG Display Guangzhou Trading Co., Ltd.	Industrial and Commercial Bank of China	USD	64	68,570	—	—

		USD	2,161	2,315,296	—	—

		USD	2,401	2,662,432	—	—
		KRW	90,000		—